Fair Value Measurement (Schedule Of Assets Or Liabilities Measured On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	$ 14,115	$ 16,035	$ 15,935	$ 0
Net unrealized gains included in other income (loss)	(2,674)	1,232	(4,494)	1,578
Purchases, sales, issuances and settlements, net	0	0	0	15,689
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value, end of period	11,441	17,267	11,441	17,267
Changes in Realized Gains (Losses) Included in Income on Instruments Held at end of period	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at end of period	(2,674)	1,232	(4,494)	1,578
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	6,588	7,701	7,205	0
Net unrealized gains included in other income (loss)	(674)	256	(1,291)	882
Purchases, sales, issuances and settlements, net	0	0	0	7,075
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value, end of period	5,914	7,957	5,914	7,957
Changes in Realized Gains (Losses) Included in Income on Instruments Held at end of period	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at end of period	(674)	256	(1,291)	882
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning of period	7,527	8,334	8,730	0
Net unrealized gains included in other income (loss)	(2,000)	976	(3,203)	696
Purchases, sales, issuances and settlements, net	0	0	0	8,614
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value, end of period	5,527	9,310	5,527	9,310
Changes in Realized Gains (Losses) Included in Income on Instruments Held at end of period	0	0	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at end of period	$ (2,000)	$ 976	$ (3,203)	$ 696